S000004348 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	278 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Emerging Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.60%	3.27%	4.57%
S&P Latin America 40 (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(22.47%)	(2.45%)	0.82%
iShares Latin America 40 ETF
Prospectus [Line Items]
Average Annual Return, Percent		(23.01%)	(2.91%)	0.40%
Performance Inception Date					Oct. 25, 2001
iShares Latin America 40 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(24.03%)	(4.30%)	(0.55%)
iShares Latin America 40 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(12.46%)	(2.04%)	0.44%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.